Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (505)	$ (951)	$ 152
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Foreign currency translation adjustments, net of income tax expense of $0, $0, and $8, respectively	(36)	(130)	(52)
Reclassification to earnings, net of $0 income tax for all periods	0	3	192
Total foreign currency translation adjustments	(36)	(127)	140
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $(191), $1, and $110, respectively	711	5	(368)
Reclassification to earnings, net of income tax expense of $9, $105, and $17, respectively	(59)	(387)	(74)
Total change in fair value of derivatives	770	392	(294)
Pension activity:
Prior service cost for the period, net of income tax expense of $0, $0 and $1, respectively	0	0	1
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	13	26	(14)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, after Tax	1	1	0
Total pension adjustments	14	27	(13)
OTHER COMPREHENSIVE INCOME (LOSS)	748	292	(167)
COMPREHENSIVE INCOME (LOSS)	243	(659)	(15)
Less: Comprehensive loss (income) attributable to noncontrolling interests and redeemable stock of subsidiaries	(127)	438	4
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	$ 116	$ (221)	$ (11)